Related party transactions - Disclosure of information about key management personnel (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Related party transactions [abstract]
Salaries and benefits	$ 1,942	$ 2,943
Share-based payments	1,343	2,413
Total compensation	$ 3,285	$ 5,356